Revenue disaggregation and segmental analysis - Segmental assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Non-current assets	€ 70,470	€ 64,150	€ 67,351
Capital additions	7,500	6,893	6,412
Right-of-use asset additions	3,845	4,656	3,103
Other additions intangible assets	1,084	236	283
Depreciation and amortisation on owned assets	12,454	10,804	10,414
Impairment reversal/(loss)	0	4,515	(64)
Common Functions
Disclosure of operating segments [line items]
Non-current assets	2,195	2,281	1,972
Capital additions	838	1,142	782
Right-of-use asset additions	362	212	203
Other additions intangible assets	1	0	0
Depreciation and amortisation on owned assets	1,089	1,078	970
Impairment reversal/(loss)	0	0	0
Germany
Disclosure of operating segments [line items]
Non-current assets	36,746	37,621	42,931
Capital additions	2,496	2,482	2,565
Right-of-use asset additions	953	1,127	1,045
Other additions intangible assets	175	0	0
Depreciation and amortisation on owned assets	4,556	4,536	4,543
Impairment reversal/(loss)	0	4,350	0
UK
Disclosure of operating segments [line items]
Non-current assets	13,953	7,904	6,863
Capital additions	1,549	926	878
Right-of-use asset additions	1,113	2,157	957
Other additions intangible assets	38	48	0
Depreciation and amortisation on owned assets	3,274	1,908	1,733
Impairment reversal/(loss)	0	0	0
Other Europe
Disclosure of operating segments [line items]
Non-current assets	7,451	7,304	7,564
Capital additions	892	857	862
Right-of-use asset additions	702	474	442
Other additions intangible assets	47	26	0
Depreciation and amortisation on owned assets	1,531	1,472	1,447
Impairment reversal/(loss)	0	165	0
Turkey
Disclosure of operating segments [line items]
Non-current assets	2,781	2,059	1,644
Capital additions	540	447	320
Right-of-use asset additions	219	187	160
Other additions intangible assets	514	0	120
Depreciation and amortisation on owned assets	795	681	537
Impairment reversal/(loss)	0	0	(64)
Africa
Disclosure of operating segments [line items]
Non-current assets	7,344	6,981	6,377
Capital additions	1,185	1,039	1,005
Right-of-use asset additions	496	499	296
Other additions intangible assets	309	162	163
Depreciation and amortisation on owned assets	1,209	1,129	1,184
Impairment reversal/(loss)	€ 0	€ 0	€ 0